Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc. (“CREFI”)

Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the “Company”)

390 Greenwich Street

New York, NY 10013

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, Citigroup Global Markets Inc., Bank of America, N.A., and Merrill Lynch, Pierce, Fenner & Smith Incorporated, who are collectively referred to herein as the “Specified Parties”, solely to assist you with the procedures enumerated below with respect to BX 2018-IND, Commercial Mortgage Pass-Through Certificates, Series 2018-IND (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File (defined below). The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on a single loan secured by 171 mortgaged real properties (each comprised of a single parcel or two or more contiguous or non-contiguous parcels, collectively referred to as a “mortgaged real property”), herein referred to as the “Underlying Collateral”, which represents the entire population of collateral within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•	The value of collateral securing such assets; and

•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	1

With respect to any terms or requirements of the Transaction documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

(i)	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
(ii)	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
(iii)	The reasonableness of any of the assumptions provided by the Company.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purposes of this report:

•	The phrase “Cut-off Date” refers to October 10, 2018.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided to us by the Company, which includes certain attributes related to the Underlying Collateral as of the Cut-off Date:

i.	BX 2018-IND Accounting Tape – Final.xlsx

•	The fields in the Final Data File shall be herein referred to as “Specified Attributes”.

•	The phrase “Source Document” refers to the documents provided to us by the Company related to the information included in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided to us by the Company, and used by us, in performing the procedures enumerated below.

•	The phrase “compared and agreed,” as used hereinafter, refers to the comparison of one or more Specified Attributes to Source Documents for which the Specified Attributes and the Source Documents have been found to be in agreement, unless otherwise indicated.

•	The phrase “Calculation,” as used hereinafter, refers to a computation using the Specified Attributes included in the Final Data File.

•	Capitalized terms used, but not defined herein, shall have the meanings ascribed to them in the Final Data File and related Source Documents.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document and/or the signed portfolio appraisal addendum letter.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	2

•	The phrase “ALA Schedule” refers to the listing of the mortgage loan, mezzanine A loan and mezzanine B loan amounts allocated to each individual property, as stated in the schedule provided by the Company.

•	The phrase “Loan Agreement” refers to a signed loan agreement and/or any schedules and exhibits thereto.

•	The phrase “Mezzanine Loan Agreement” refers to the mezzanine A loan agreement, mezzanine B loan agreement and/or any schedules and exhibits thereto.

•	The phrase “Rent Roll” refers to a rent roll document summarizing the lease terms of the underlying tenants.

•	The phrase “Settlement Statement” refers to a signed borrower and/or lender mortgage loan closing statement indicating the sources and uses of dispersed funds.

•	The phrase “Title Policy” refers to a signed title policy indicating the ownership interest in a property.

•	The phrase “UW File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

From September 18, 2018 through October 12, 2018, the Company provided us with the Source Documents related to the Underlying Collateral for which we compared and agreed the Specified Attributes set forth in the Final Data File to the corresponding Source Documents, and found them to be in agreement. For the purpose of our procedures any differences within the defined tolerance level (if any) listed in Exhibit A are considered to be in agreement. The procedures associated with the Specified Attributes were applied as indicated in Exhibit A. For each procedure where a calculation was performed, the underlying attributes utilized within the calculation were agreed to the corresponding Source Documents. We did not perform any procedures with respect to the Specified Attribute(s) relating to the Underlying Collateral as set forth on the attached Exhibit B.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File or Transaction documents.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties including for purposes of substantiating the Specified Parties’ “due diligence defense” under the Securities Act of 1933, and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	3

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

October 12, 2018

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	4

BX 2018-IND, Commercial Mortgage Pass-Through Certificates, Series 2018-IND

Exhibits

Exhibit A - Loan File Review Procedures

Exhibit B - Specified Attributes Provided by the Company (not subject to procedures)

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	5

BX 2018-IND, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-IND
Loan File Review Procedures

Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels	Footnotes
1	Address	Appraisal	As stated in the related Source Document.	None
2	City	Appraisal	As stated in the related Source Document.	None
3	State	Appraisal	As stated in the related Source Document.	None
4	Zip	Appraisal	As stated in the related Source Document.	None
5	Year Built	Appraisal	As stated in the related Source Document.	None
6	Year Renovated	Appraisal	As stated in the related Source Document.	None	(1)
7	Date Acquired	UW File	As stated in the related Source Document.	None
8	Max Clear Height (Appraisal)	Appraisal (Calculation)	As stated in the related Source Document. If a range was provided, the maximum value was utilized.	None	(2)
9	Occupied NRA	Calculation

A computation from the Final Data File in which the respective Vacant NRA was subtracted from the corresponding Total NRA.

For the purposes of this computation, tenants with a lease start date after the Cut-off Date were counted as occupied.

None
10	Vacant NRA	Rent Roll	As stated in the related Source Document.	None
11	Total NRA	Rent Roll	As stated in the related Source Document.	None
12	Occupancy (%)	Calculation	A computation from the Final Data File in which the respective Occupied NRA was divided by the corresponding Total NRA.	None
13	# of tenants	Rent Roll	As stated in the related Source Document. If a tenant had multiple leases at a property, it was considered one tenant.	None
14	WA Lease Expiration Date	Rent Roll (Calculation)	A computation from the Rent Roll in which the lease expiration date for each tenant at each property was multiplied by the corresponding underwritten base rent. These amounts were summed, and then divided by the aggregate underwritten base rent of the respective property.

			For purposes of this computation, properties with an Occupancy (%) of 0% were set equal to the Cut-off Date.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	6

BX 2018-IND, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-IND
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels	Footnotes
15	WA Lease Term Remaining	Calculation	A computation from the Final Data File in which the number of days between the Cut-off Date and respective WA Lease Expiration Date were counted. This amount was then divided by 365.	None
16	Ownership Interest	Title Policy	As stated in the related Source Document.	None	(3)
17	Mortgage Loan Cut-off Date Balance	Loan Agreement	Since the loan is full term interest-only, the balance on the Cut-off Date equals the original loan balance, per the related Source Document.	$1.00	(4)
18	Mortgage Loan Cut-off Date Balance per SF	Calculation	A computation from the Final Data File in which the respective Mortgage Loan Cut-off Date Balance was divided by the corresponding Total NRA.	$1.00
19	% of Mortgage Loan Cut-off Date Balance	Calculation	A computation from the Final Data File in which the respective Mortgage Loan Cut-off Date Balance was divided by the aggregate Mortgage Loan Cut-off Date Balance of the Underlying Collateral.	None
20	Mezzanine A Loan Cut-off Date Balance ($)	Mezzanine Loan Agreement	Since the mezzanine loan is full term interest-only, the balance on the Cut-off Date equals the original loan balance per the related Source Document.	$1.00	(4)
21	Mezzanine B Loan Cut-off Date Balance ($)	Mezzanine Loan Agreement	Since the mezzanine loan is full term interest-only, the balance on the Cut-off Date equals the original loan balance per the related Source Document.	$1.00	(4)
22	Total Loan Cut-off Date Balance ($)	Calculation	A computation from the Final Data File in which the respective Mortgage Loan Cut-off Date Balance, Mezzanine A Loan Cut-off Balance ($), and Mezzanine B Loan Cut-off Date Balance ($) were summed.	$1.00
23	Total Loan Cut-off Date Balance per SF	Calculation	A computation from the Final Data File in which the respective Total Loan Cut-off Date Balance ($) was divided by the corresponding Total NRA.	$1.00
24	Individual As-Is Appraised Value Date	Appraisal	As stated in the related Source Document.	None
25	Individual As-Is Appraised Value	Appraisal	As stated in the related Source Document.	None
26	Individual As-Is Appraised Value per SF	Calculation	A computation from the Final Data File in which the respective Individual As-Is Appraised Value was divided by the corresponding Total NRA.	None
27	Portfolio Appraised Value Date	Appraisal	As stated in the related Source Document.	None
28	Portfolio Appraised Value	Appraisal (Calculation)	As stated in the related Source Document.	None
29	Portfolio Appraised Value per SF	Calculation	A computation from the Final Data File in which the respective Portfolio Appraised Value was divided by the corresponding Total NRA.	None
PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	7

BX 2018-IND, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-IND
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels	Footnotes
30	Origination Date	Loan Agreement	As stated in the related Source Document.	None
31	Mortgage Loan Trust Margin	Loan Agreement	As stated in the related Source Document.	None
32	Mezzanine A Margin	Mezzanine Loan Agreement	As stated in the related Source Document.	None
33	Mezzanine B Margin	Mezzanine Loan Agreement	As stated in the related Source Document.	None
34	LIBOR Cap	Loan Agreement	As stated in the related Source Document.	None
35	LIBOR Lookback days	Loan Agreement	As stated in the related Source Document.	None
36	Interest Calculation (30/360 / Actual/360)	Loan Agreement	As stated in the related Source Document.	None
37	Amort Type	Loan Agreement	“Interest Only”, when the Interest Original IO Term (Months) is equal to the Original Term to Maturity (Months).	None
38	Mortgage Loan Monthly Debt Service Payment	Calculation	A computation from the Final Data File in which the interest rate was multiplied by the Mortgage Loan Cut-off Date Balance. This amount was then multiplied by the fraction 365/360, and then divided by 12.

			For purposes of this computation, the interest rate was calculated by adding the Assumed LIBOR to the Mortgage Loan Trust Margin.	None
39	Mortgage Loan Annual Debt Service Payment	Calculation	A computation from the Final Data File in which the Mortgage Loan Monthly Debt Service Payment was multiplied by 12.	None
40	Mezzanine A Loan Annual Debt Service Payment	Calculation	A computation from the Final Data File in which the interest rate was multiplied by the Mezzanine A Loan Cut-off Date Balance ($). This amount was then multiplied by the fraction 365/360.

			For purposes of this computation, the interest rate was calculated by adding the Assumed LIBOR to the Mezzanine A Margin.	None
PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	8

BX 2018-IND, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-IND
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels	Footnotes
41	Mezzanine B Loan Annual Debt Service Payment	Calculation	A computation from the Final Data File in which the interest rate was multiplied by the Mezzanine B Loan Cut-off Date Balance ($). This amount was then multiplied by the fraction 365/360.

			For purposes of this computation, the interest rate was calculated by adding the Assumed LIBOR to the Mezzanine B Margin.	None
42	Total Loan Annual Debt Service Payment	Calculation	A computation from the Final Data File in which the respective Mortgage Loan Annual Debt Service Payment, Mezzanine A Loan Annual Debt Service Payment, and Mezzanine B Loan Annual Debt Service Payment were summed.	None
43	Grace Period	Loan Agreement	As stated in the related Source Document.	None
44	First Loan Payment Date	Loan Agreement	As stated in the related Source Document.	None
45	Seasoning	Calculation	A computation from the Final Data File in which the number of monthly payments occurring between the First Loan Payment Date, through and including, the Cut-off Date were counted.	None
46	Original Term to Maturity (Months)	Calculation	A computation from the Final Data File in which the number of monthly payments between the First Loan Payment Date, through and including the Initial Maturity Date, were counted.	None
47	Remaining Term to Maturity (Months)	Calculation	A computation from the Final Data File in which the Seasoning was subtracted from the Original Term to Maturity (Months).	None
48	Original Amortization Term (Months)	Loan Agreement	"0", since the loan is full term interest-only.	None
49	Remaining Amortization Term (Months)	Loan Agreement	"0", since the loan is full term interest-only.	None
50	Original IO Term (Months)	Loan Agreement	As stated in the related Source Document.	None
51	Remaining IO Term (Months)	Calculation	A computation from the Final Data File in which the Seasoning was subtracted from the Original IO Term (Months).	None
52	Initial Maturity Date	Loan Agreement	As stated in the related Source Document.	None
53	Floating Rate Component Extensions	Loan Agreement	As stated in the related Source Document.	None
54	Fully Extended Maturity Date	Loan Agreement	As stated in the related Source Document.	None
55	Lockbox	Loan Agreement	As stated in the related Source Document.	None
56	Cash Management Type	Loan Agreement	As stated in the related Source Document.	None
PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	9

BX 2018-IND, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-IND
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels	Footnotes
57	Cash Management Trigger	Loan Agreement	As stated in the related Source Document.	None
58	Floating Rate Component Prepayment Provision	Loan Agreement (Calculation)	A computation from the Loan Agreement in which the number of monthly payments associated with the loan's spread maintenance premium period and open period, from and including, the First Loan Payment Date, through and including, the Initial Maturity Date, were counted.

			For purposes of this computation, if the spread maintenance premium was 0% on any given payment date, it was counted in the open period.	None
59	Partial Release Allowed?	Loan Agreement	"Yes" or "No", as applicable, as stated in the related Source Document.	None
60	Mortgage Loan Cut-off Date LTV	Calculation	A computation from the Final Data File in which the Mortgage Loan Cut-off Date Balance was divided by the Portfolio Appraised Value.	None
61	Mortgage Loan Balloon LTV	Calculation	A computation from the Final Data File in which the Mortgage Loan Cut-off Date Balance (since the loan is full term interest-only) was divided by the Portfolio Appraised Value.	None
62	Mortgage Loan UW NOI Debt Yield	Calculation	A computation from the Final Data File in which the Net Operating Income - UW was divided by the Mortgage Loan Cut-off Date Balance.	None
63	Mortgage Loan UW NCF Debt Yield	Calculation	A computation from the Final Data File in which the Net Cash Flow - UW was divided by the Mortgage Loan Cut-off Date Balance.	None
64	Mortgage Loan UW NOI DSCR	Calculation	A computation from the Final Data File in which the Net Operating Income - UW was divided by the Mortgage Loan Annual Debt Service Payment.	None
65	Mortgage Loan UW NCF DSCR	Calculation	A computation from the Final Data File in which the Net Cash Flow - UW was divided by the Mortgage Loan Annual Debt Service Payment.	None
PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	10

BX 2018-IND, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-IND
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels	Footnotes
66	Mortgage Loan UW NOI DSCR at LIBOR Cap	Calculation	A computation from the Final Data File in which the Net Operating Income - UW was divided by the annual debt service payment.

			For purposes of this computation, the annual debt service payment was calculated by multiplying the interest rate by the Mortgage Loan Cut-off Date Balance. This amount was then multiplied by the fraction 365/360. The interest rate was calculated by adding the LIBOR Cap to the Mortgage Loan Trust Margin.	None
67	Mortgage Loan UW NCF DSCR at LIBOR Cap	Calculation	A computation from the Final Data File in which the Net Cash Flow - UW was divided by the annual debt service payment.

			For purposes of this computation, the annual debt service payment was calculated by multiplying the interest rate by the Mortgage Loan Cut-off Date Balance. This amount was then multiplied by the fraction 365/360. The interest rate was calculated by adding the LIBOR Cap to the Mortgage Loan Trust Margin.	None
68	Total Loan Cut-off Date LTV	Calculation	A computation from the Final Data File in which the Total Loan Cut-off Date Balance ($) was divided by the Portfolio Appraised Value.	None
69	Total Loan Balloon LTV	Calculation	A computation from the Final Data File in which the Total Loan Cut-off Date Balance ($) (since the loan is full term interest-only) was divided by the Portfolio Appraised Value.	None
70	Total Loan UW NOI Debt Yield	Calculation	A computation from the Final Data File in which the Net Operating Income - UW was divided by the Total Loan Cut-off Date Balance ($).	None
71	Total Loan UW NCF Debt Yield	Calculation	A computation from the Final Data File in which the Net Cash Flow - UW was divided by the Total Loan Cut-off Date Balance ($).	None
72	Total Loan UW NOI DSCR	Calculation	A computation from the Final Data File in which the Net Operating Income - UW was divided by the Total Loan Annual Debt Service Payment.	None
73	Total Loan UW NCF DSCR	Calculation	A computation from the Final Data File in which the Net Cash Flow - UW was divided by the Total Loan Annual Debt Service Payment.	None
PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	11

BX 2018-IND, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-IND
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels	Footnotes
74	Total Loan UW NOI DSCR at LIBOR Cap	Calculation	A computation from the Final Data File in which the Net Operating Income - UW was divided by the annual debt service payment.

			For purposes of this computation, the annual debt service payment was calculated by multiplying the Mortgage Loan Cut-off Date Balance, Mezzanine A Loan Cut-off Date Balance ($), and Mezzanine B Loan Cut-off Date Balance ($) by the corresponding interest rate. These amounts were summed, and then multiplied by the fraction 365/360. The respective interest rates were calculated by adding the LIBOR Cap to the Mortgage Loan Trust Margin, Mezzanine A Margin and Mezzanine B Margin, respectively.	None
75	Total Loan UW NCF DSCR at LIBOR Cap	Calculation	A computation from the Final Data File in which the Net Cash Flow - UW was divided by the annual debt service payment.

			For purposes of this computation, the annual debt service payment was calculated by multiplying the Mortgage Loan Cut-off Date Balance, Mezzanine A Loan Cut-off Date Balance ($), and Mezzanine B Loan Cut-off Date Balance ($) by the corresponding interest rate. These amounts were summed, and then multiplied by the fraction 365/360. The respective interest rates were calculated by adding the LIBOR Cap to the Mortgage Loan Trust Margin, Mezzanine A Margin and Mezzanine B Margin, respectively.	None
76	Initial Tax Escrow	Loan Agreement; Settlement Statement	As stated in the related Source Document.	None
77	Ongoing Tax Escrow Monthly	Loan Agreement; Settlement Statement	As stated in the related Source Document.	None
78	Tax Escrow Springing Conditions	Loan Agreement	As stated in the related Source Document.	None
79	Initial Insurance Escrow	Loan Agreement; Settlement Statement	As stated in the related Source Document.	None
80	Ongoing Insurance Escrow Monthly	Loan Agreement; Settlement Statement	As stated in the related Source Document.	None
PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	12

BX 2018-IND, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-IND
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels	Footnotes
81	Insurance Escrow Springing Conditions	Loan Agreement	As stated in the related Source Document.	None
82	Initial Immediate Repairs Escrow	Loan Agreement; Settlement Statement	As stated in the related Source Document.	None
83	Initial Cap Ex Escrow	Loan Agreement; Settlement Statement	As stated in the related Source Document.	None
84	Ongoing Cap Ex Escrow Monthly	Loan Agreement; Settlement Statement	As stated in the related Source Document.	None
85	Cap Ex Escrow Springing Conditions	Loan Agreement	As stated in the related Source Document.	None
86	Initial TI/LC Escrow	Loan Agreement; Settlement Statement	As stated in the related Source Document.	None
87	Ongoing TI/LC Escrow Monthly	Loan Agreement; Settlement Statement	As stated in the related Source Document.	None
88	TI/LC Escrow Springing Conditions	Loan Agreement	As stated in the related Source Document.	None
89	Initial Other Escrow	Loan Agreement; Settlement Statement	As stated in the related Source Document.	None
90	Ongoing Other Escrow Monthly	Loan Agreement; Settlement Statement	As stated in the related Source Document.	None
91	Other Escrow Description	Loan Agreement; Settlement Statement	As stated in the related Source Document.	None
92	Largest Tenant (by base rent) - Tenant Name	Rent Roll	As stated in the related Source Document.	None	(1), (5)
93	Largest Tenant (by base rent) - Lease Start	Rent Roll	As stated in the related Source Document.	None	(1), (5), (6)
94	Largest Tenant (by base rent) - Lease Exp.	Rent Roll	As stated in the related Source Document.	None	(1), (5), (6)
95	Largest Tenant (by base rent) - NRA	Rent Roll	As stated in the related Source Document.	None	(1), (5)
96	Largest Tenant (by base rent) - UW Base Rent	Rent Roll	As stated in the related Source Document.	None	(1), (5)
97	Largest Tenant (by base rent) - UW Gross Rent	Rent Roll	As stated in the related Source Document.	None	(1), (5)
98	2nd Largest Tenant (by base rent) - Tenant Name	Rent Roll	As stated in the related Source Document.	None	(1), (5)
PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	13

BX 2018-IND, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-IND
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels	Footnotes
99	2nd Largest Tenant (by base rent) - Lease Start	Rent Roll	As stated in the related Source Document.	None	(1), (5), (6)
100	2nd Largest Tenant (by base rent) - Lease Exp.	Rent Roll	As stated in the related Source Document.	None	(1), (5), (6)
101	2nd Largest Tenant (by base rent) - NRA	Rent Roll	As stated in the related Source Document.	None	(1), (5)
102	2nd Largest Tenant (by base rent) - UW Base Rent	Rent Roll	As stated in the related Source Document.	None	(1), (5)
103	2nd Largest Tenant (by base rent) - UW Gross Rent	Rent Roll	As stated in the related Source Document.	None	(1), (5)
104	3rd Largest Tenant (by base rent) - Tenant Name	Rent Roll	As stated in the related Source Document.	None	(1), (5)
105	3rd Largest Tenant (by base rent) - Lease Start	Rent Roll	As stated in the related Source Document.	None	(1), (5), (6)
106	3rd Largest Tenant (by base rent) - Lease Exp.	Rent Roll	As stated in the related Source Document.	None	(1), (5), (6)
107	3rd Largest Tenant (by base rent) - NRA	Rent Roll	As stated in the related Source Document.	None	(1), (5)
108	3rd Largest Tenant (by base rent) - UW Base Rent	Rent Roll	As stated in the related Source Document.	None	(1), (5)
109	3rd Largest Tenant (by base rent) - UW Gross Rent	Rent Roll	As stated in the related Source Document.	None	(1), (5)
110	Base Rent - 2017	UW File	As stated in the related Source Document.	$1.00
111	Base Rent - 6/30/2018 TTM	UW File	As stated in the related Source Document.	$1.00
112	Base Rent - Argus Yr 1	UW File	As stated in the related Source Document.	$1.00
113	Base Rent - Argus Yr 2	UW File	As stated in the related Source Document.	$1.00
114	Base Rent - UW	UW File	As stated in the related Source Document.	$1.00
115	Potential Income from Vacant Space - 2017	UW File	As stated in the related Source Document.	$1.00
116	Potential Income from Vacant Space - 6/30/2018 TTM	UW File	As stated in the related Source Document.	$1.00
117	Potential Income from Vacant Space - Argus Yr 1	UW File	As stated in the related Source Document.	$1.00
118	Potential Income from Vacant Space - Argus Yr 2	UW File	As stated in the related Source Document.	$1.00
119	Potential Income from Vacant Space - UW	UW File	As stated in the related Source Document.	$1.00
120	Free Rent - 2017	UW File	As stated in the related Source Document.	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	14

BX 2018-IND, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-IND
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels	Footnotes
121	Free Rent - 6/30/2018 TTM	UW File	As stated in the related Source Document.	$1.00
122	Free Rent - Argus Yr 1	UW File	As stated in the related Source Document.	$1.00
123	Free Rent - Argus Yr 2	UW File	As stated in the related Source Document.	$1.00
124	Free Rent - UW	UW File	As stated in the related Source Document.	$1.00
125	Rent Steps - 2017	UW File	As stated in the related Source Document.	$1.00
126	Rent Steps - 6/30/2018 TTM	UW File	As stated in the related Source Document.	$1.00
127	Rent Steps - Argus Yr 1	UW File	As stated in the related Source Document.	$1.00
128	Rent Steps - Argus Yr 2	UW File	As stated in the related Source Document.	$1.00
129	Rent Steps - UW	UW File	As stated in the related Source Document.	$1.00
130	Reimbursements - 2017	UW File	As stated in the related Source Document.	$1.00
131	Reimbursements - 6/30/2018 TTM	UW File	As stated in the related Source Document.	$1.00
132	Reimbursements - Argus Yr 1	UW File	As stated in the related Source Document.	$1.00
133	Reimbursements - Argus Yr 2	UW File	As stated in the related Source Document.	$1.00
134	Reimbursements - UW	UW File	As stated in the related Source Document.	$1.00
135	Other Income - 2017	UW File	As stated in the related Source Document.	$1.00
136	Other Income - 6/30/2018 TTM	UW File	As stated in the related Source Document.	$1.00
137	Other Income - Argus Yr 1	UW File	As stated in the related Source Document.	$1.00
138	Other Income - Argus Yr 2	UW File	As stated in the related Source Document.	$1.00
139	Other Income - UW	UW File	As stated in the related Source Document.	$1.00
140	Gross Potential Income - 2017	UW File	As stated in the related Source Document.	$1.00
141	Gross Potential Income - 6/30/2018 TTM	UW File	As stated in the related Source Document.	$1.00
142	Gross Potential Income - Argus Yr 1	UW File	As stated in the related Source Document.	$1.00
143	Gross Potential Income - Argus Yr 2	UW File	As stated in the related Source Document.	$1.00
144	Gross Potential Income - UW	UW File	As stated in the related Source Document.	$1.00
145	Economic Vacancy, Credit Loss & Concessions - 2017	UW File	As stated in the related Source Document.	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	15

BX 2018-IND, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-IND
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels	Footnotes
146	Economic Vacancy, Credit Loss & Concessions - 6/30/2018 TTM	UW File	As stated in the related Source Document.	$1.00
147	Economic Vacancy, Credit Loss & Concessions - Argus Yr 1	UW File	As stated in the related Source Document.	$1.00
148	Economic Vacancy, Credit Loss & Concessions - Argus Yr 2	UW File	As stated in the related Source Document.	$1.00
149	Economic Vacancy, Credit Loss & Concessions - UW	UW File	As stated in the related Source Document.	$1.00
150	Effective Gross Income - 2017	UW File	As stated in the related Source Document.	$1.00
151	Effective Gross Income - 6/30/2018 TTM	UW File	As stated in the related Source Document.	$1.00
152	Effective Gross Income - Argus Yr 1	UW File	As stated in the related Source Document.	$1.00
153	Effective Gross Income - Argus Yr 2	UW File	As stated in the related Source Document.	$1.00
154	Effective Gross Income - UW	UW File	As stated in the related Source Document.	$1.00
155	Management Fee - 2017	UW File	As stated in the related Source Document.	$1.00
156	Management Fee - 6/30/2018 TTM	UW File	As stated in the related Source Document.	$1.00
157	Management Fee - Argus Yr 1	UW File	As stated in the related Source Document.	$1.00
158	Management Fee - Argus Yr 2	UW File	As stated in the related Source Document.	$1.00
159	Management Fee - UW	UW File	As stated in the related Source Document.	$1.00
160	Utilities - 2017	UW File	As stated in the related Source Document.	$1.00
161	Utilities - 6/30/2018 TTM	UW File	As stated in the related Source Document.	$1.00
162	Utilities - Argus Yr 1	UW File	As stated in the related Source Document.	$1.00
163	Utilities - Argus Yr 2	UW File	As stated in the related Source Document.	$1.00
164	Utilities - UW	UW File	As stated in the related Source Document.	$1.00
165	R&M / CAM Expenses - 2017	UW File	As stated in the related Source Document.	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	16

BX 2018-IND, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-IND
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels	Footnotes
166	R&M / CAM Expenses - 6/30/2018 TTM	UW File	As stated in the related Source Document.	$1.00
167	R&M / CAM Expenses - Argus Yr 1	UW File	As stated in the related Source Document.	$1.00
168	R&M / CAM Expenses - Argus Yr 2	UW File	As stated in the related Source Document.	$1.00
169	R&M / CAM Expenses - UW	UW File	As stated in the related Source Document.	$1.00
170	Payroll & Benefits - 2017	UW File	As stated in the related Source Document.	$1.00
171	Payroll & Benefits - 6/30/2018 TTM	UW File	As stated in the related Source Document.	$1.00
172	Payroll & Benefits - Argus Yr 1	UW File	As stated in the related Source Document.	$1.00
173	Payroll & Benefits - Argus Yr 2	UW File	As stated in the related Source Document.	$1.00
174	Payroll & Benefits - UW	UW File	As stated in the related Source Document.	$1.00
175	Contract Services - 2017	UW File	As stated in the related Source Document.	$1.00
176	Contract Services - 6/30/2018 TTM	UW File	As stated in the related Source Document.	$1.00
177	Contract Services - Argus Yr 1	UW File	As stated in the related Source Document.	$1.00
178	Contract Services - Argus Yr 2	UW File	As stated in the related Source Document.	$1.00
179	Contract Services - UW	UW File	As stated in the related Source Document.	$1.00
180	Cleaning - 2017	UW File	As stated in the related Source Document.	$1.00
181	Cleaning - 6/30/2018 TTM	UW File	As stated in the related Source Document.	$1.00
182	Cleaning - Argus Yr 1	UW File	As stated in the related Source Document.	$1.00
183	Cleaning - Argus Yr 2	UW File	As stated in the related Source Document.	$1.00
184	Cleaning - UW	UW File	As stated in the related Source Document.	$1.00
185	Real Estate Taxes - 2017	UW File	As stated in the related Source Document.	$1.00
186	Real Estate Taxes - 6/30/2018 TTM	UW File	As stated in the related Source Document.	$1.00
187	Real Estate Taxes - Argus Yr 1	UW File	As stated in the related Source Document.	$1.00
188	Real Estate Taxes - Argus Yr 2	UW File	As stated in the related Source Document.	$1.00
189	Real Estate Taxes - UW	UW File	As stated in the related Source Document.	$1.00
190	Insurance - 2017	UW File	As stated in the related Source Document.	$1.00
191	Insurance - 6/30/2018 TTM	UW File	As stated in the related Source Document.	$1.00
192	Insurance - Argus Yr 1	UW File	As stated in the related Source Document.	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	17

BX 2018-IND, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-IND
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels	Footnotes
193	Insurance - Argus Yr 2	UW File	As stated in the related Source Document.	$1.00
194	Insurance - UW	UW File	As stated in the related Source Document.	$1.00
195	Other Expenses - 2017	UW File	As stated in the related Source Document.	$1.00
196	Other Expenses - 6/30/2018 TTM	UW File	As stated in the related Source Document.	$1.00
197	Other Expenses - Argus Yr 1	UW File	As stated in the related Source Document.	$1.00
198	Other Expenses - Argus Yr 2	UW File	As stated in the related Source Document.	$1.00
199	Other Expenses - UW	UW File	As stated in the related Source Document.	$1.00
200	Total Operating Expenses - 2017	UW File	As stated in the related Source Document.	$1.00
201	Total Operating Expenses - 6/30/2018 TTM	UW File	As stated in the related Source Document.	$1.00
202	Total Operating Expenses - Argus Yr 1	UW File	As stated in the related Source Document.	$1.00
203	Total Operating Expenses - Argus Yr 2	UW File	As stated in the related Source Document.	$1.00
204	Total Operating Expenses - UW	UW File	As stated in the related Source Document.	$1.00
205	Net Operating Income - 2017	UW File	As stated in the related Source Document.	$1.00
206	Net Operating Income - 6/30/2018 TTM	UW File	As stated in the related Source Document.	$1.00
207	Net Operating Income - Argus Yr 1	UW File	As stated in the related Source Document.	$1.00
208	Net Operating Income - Argus Yr 2	UW File	As stated in the related Source Document.	$1.00
209	Net Operating Income - UW	UW File	As stated in the related Source Document.	$1.00
210	Replacement Reserves - 2017	UW File	As stated in the related Source Document.	$1.00
211	Replacement Reserves - 6/30/2018 TTM	UW File	As stated in the related Source Document.	$1.00
212	Replacement Reserves - Argus Yr 1	UW File	As stated in the related Source Document.	$1.00
213	Replacement Reserves - Argus Yr 2	UW File	As stated in the related Source Document.	$1.00
214	Replacement Reserves - UW	UW File	As stated in the related Source Document.	$1.00
215	Tenant Improvements and Leasing Commissions - 2017	UW File	As stated in the related Source Document.	$1.00
216	Tenant Improvements and Leasing Commissions - 6/30/2018 TTM	UW File	As stated in the related Source Document.	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	18

BX 2018-IND, Commercial	EXHIBIT A
Mortgage Pass-Through Certificates, Series 2018-IND
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels	Footnotes
217	Tenant Improvements and Leasing Commissions - Argus Yr 1	UW File	As stated in the related Source Document.	$1.00
218	Tenant Improvements and Leasing Commissions - Argus Yr 2	UW File	As stated in the related Source Document.	$1.00
219	Tenant Improvements and Leasing Commissions - UW	UW File	As stated in the related Source Document.	$1.00
220	Net Cash Flow - 2017	UW File	As stated in the related Source Document.	$1.00
221	Net Cash Flow - 6/30/2018 TTM	UW File	As stated in the related Source Document.	$1.00
222	Net Cash Flow - Argus Yr 1	UW File	As stated in the related Source Document.	$1.00
223	Net Cash Flow - Argus Yr 2	UW File	As stated in the related Source Document.	$1.00
224	Net Cash Flow - UW	UW File	As stated in the related Source Document.	$1.00

(1)	If the Source Document related to the Specified Attribute was not included in the Loan File, or the Specified Attribute was not stated in the Source Document provided, "NAP" was utilized.
(2)	For the portfolio (BX 2018-IND row), a computation from the Final Data File in which the Max Clear Height (Appraisal) for each property was multiplied by the corresponding Individual As-Is Appraised Value. These amounts were summed, and then divided by the aggregate Individual As-Is Appraised Value of the Underlying Collateral.
(3)	For the properties identified on the Final Data Tape as “Riverside”, “6100 E Holmes Road”, “Black Creek” and “1421 Sunbury Rd”, we were instructed by the Company to show as “Fee Simple” as these properties are subject to payment in lieu of taxes (“PILOT”) ground leases with their respective taxing authorities. At the end of these leases, ownership of each property will revert back to the borrower at no cost.
(4)	For each property, the respective allocated loan amount was based on the ALA Schedule, and not the Loan Agreement.
(5)	Largest tenants were ranked based on underwritten base rent.
(6)	If a tenant had multiple leases at a property, the lease start date and lease expiration date related to the largest lease (based on underwritten base rent), were utilized.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	19

BX 2018-IND, Commercial	EXHIBIT B
Mortgage Pass-Through Certificates, Series 2018-IND
Specified Attributes Provided by the Company (not subject to procedures)

Specified Attributes Provided by the Company (not subject to procedures)

Below is a list of the Specified Attributes provided to us by the Company. These Specified Attributes were not compared and agreed to Source Documents as part of our procedures enumerated in Exhibit A.

#	Specified Attribute
1	Property ID
2	Property Rank
3	Property Name
4	Property Type
5	Property Sub-Type
6	Market
7	Unit of Measure
8	Occupancy Date
9	LIBOR Cap Expiration Date
10	Assumed LIBOR
11	Administrative Fee Rate (%)

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	20